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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-07404

Invesco California Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/17

Item 1. Schedule of Investments.

Invesco California Value Municipal Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2017

invesco.com/us	VK-CE-CAVMI-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–163.26%(a)

California–157.90%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/2027	$1,000	$1,115,350
ABAG Finance Authority For Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	2,000	2,239,220
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB(b)(c)	7.50%	01/01/2020	1,485	1,633,827
Series 2010 A, RB(b)(c)	7.63%	01/01/2020	750	842,670
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGC) (d)(e)	0.00%	08/01/2035	1,120	597,509
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGC) (d)(e)	0.00%	08/01/2036	1,805	920,821
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS-AGM)(d)(f)	5.00%	02/01/2031	4,250	4,275,458
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS-NATL)(d)(e)	0.00%	08/01/2024	4,970	4,190,157
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB(b)(c)(f)	5.13%	04/01/2019	4,500	4,717,395
Series 2009 F-1, Toll Bridge RB(b)(c)(f)	5.25%	04/01/2019	4,315	4,530,491
Series 2009 F-1, Toll Bridge RB(b)(c)(f)	5.25%	04/01/2019	4,795	5,034,462
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	3,365	3,611,318
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2049	1,240	1,308,126
Series 2017 F-1, Toll Bridge RB(f)	5.00%	04/01/2056	6,600	7,579,704
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	3,997,350
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2026	1,245	1,004,889
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2028	3,000	2,237,610
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2031	2,010	1,325,796
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2032	430	272,745
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM)(d)	5.50%	08/01/2020	1,510	1,515,119
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(e)	0.00%	06/01/2055	22,950	983,866
California (County of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.70%	06/01/2046	1,970	1,976,560
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB(e)	0.00%	06/01/2046	10,000	1,504,400
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2037	1,755	2,039,415
California (State of) Department of Water Resources (Central Valley); Series 2008, Water System RB	5.00%	12/01/2029	70	71,314
Series 2008 AE, Water System RB(b)(c)	5.00%	06/01/2018	1,930	1,966,323
Series 2012 AN, Water System RB	5.00%	12/01/2032	1,600	1,840,896
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB(b)(c)	5.00%	05/01/2018	2,000	2,031,340
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,414,808
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,746,970
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	1,000	1,164,750
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	5.38%	04/01/2034	2,000	2,148,760
Series 2009, RB	6.00%	04/01/2040	1,000	1,097,350
California (State of) Educational Facilities Authority (Stanford University); Series 2007 T-1, RB(f)	5.00%	03/15/2039	6,810	8,902,577
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(b)(c)(f)	5.25%	10/01/2018	10,200	10,535,376
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB(b)(c)	5.75%	09/01/2019	2,500	2,681,925
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(b)(c)	6.00%	07/01/2019	2,500	2,674,825
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB(b)(c)	5.00%	08/15/2019	6,000	6,351,540

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB(b)(c)	5.25%	07/01/2020	$5,050	$5,521,165
Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,745,064
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	4.00%	11/01/2044	4,435	4,662,116
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB(f)	5.00%	08/15/2051	12,000	13,257,360
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,141,034
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB(b)(c)	6.50%	10/01/2018	3,000	3,130,590
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB(f)	5.00%	11/15/2036	6,250	6,715,125
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,657,750
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/2040	4,000	4,559,560
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	3,500	3,881,255
Series 2011 D, Ref. RB(f)	5.25%	08/15/2031	10,000	11,247,500
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, Charter School RB	6.75%	08/01/2033	1,555	1,721,509
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,000	1,097,050
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,200	1,299,432
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2049	3,700	4,057,420
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. Sr. Mobile Home Park RB	4.00%	08/15/2042	2,055	2,084,654
California (State of) Municipal Finance Authority (Chevron U.S.A. Inc.); Series 2010 A, VRD Recovery Zone Facility RB(h)	0.83%	11/01/2035	325	325,000
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	2,620	2,939,064
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB(b)(c)	5.75%	07/01/2020	3,850	4,247,320
Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,677,795
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(b)(c)(g)	6.00%	07/02/2018	1,000	1,026,600
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,000	1,095,200
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,326,433
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(g)(i)	5.00%	07/01/2027	2,500	2,782,300
Series 2012, Water Furnishing RB(g)(i)	5.00%	07/01/2037	6,000	6,517,320
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,348,450
California (State of) Public Works Board (Judicial Council); Series 2013 A, Lease RB	5.00%	03/01/2038	5,450	6,103,891
California (State of) Public Works Board (Various Capital); Series 2012 G, Lease RB	5.00%	11/01/2032	1,500	1,694,370
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB(b)(c)	5.00%	09/01/2023	2,000	2,349,960
Series 2013 H, Lease RB(b)(c)	5.00%	09/01/2023	8,345	9,805,208
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/2043	2,000	2,278,080
Series 2015, School Facility RB(g)	5.00%	07/01/2045	2,635	2,884,930
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. Charter School RB(g)	5.00%	08/01/2046	1,500	1,632,075

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) School Finance Authority (KIPP LA); Series 2014 A, Facilities RB	5.00%	07/01/2034	$600	$681,066
Series 2014 A, Facilities RB	5.13%	07/01/2044	750	843,495
Series 2015 A, Facilities RB(g)	5.00%	07/01/2045	1,150	1,302,225
California (State of) Statewide Communities Development Authority (Adventist Health System); Series 2015, Ref. RB	5.00%	03/01/2033	1,730	1,993,548
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,253,134
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/2047	2,060	2,299,413
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	4,000	4,268,760
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB	6.38%	11/01/2043	4,035	4,684,231
Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	1,000	1,094,820
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB(b)(c)	5.75%	05/15/2018	2,500	2,551,250
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	4,325	4,701,145
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB(b)(c)	6.25%	08/15/2018	2,750	2,845,672
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	2,565	2,903,631
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS-AGM)(d)	5.25%	10/01/2043	1,500	1,695,075
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,404,662
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,626,950
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(g)	5.00%	06/01/2046	2,000	2,100,160
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,860,045
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(b)(c)	6.75%	08/01/2019	1,785	1,936,636
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(g)	7.25%	11/15/2041	2,000	2,187,840
California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB(b)(c)	5.13%	07/01/2018	1,950	1,994,167
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB(f)	5.00%	12/01/2041	10,090	11,274,566
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2017, Student Housing RB	5.00%	05/15/2050	3,500	4,028,570
California (State of) Statewide Communities Development Authority; Series 2011, School Facilities RB	6.75%	07/01/2031	1,425	1,594,048
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/2046	17,000	2,578,730

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	$2,500	$2,647,675
Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.) (h)(j)	0.94%	05/01/2034	1,225	1,225,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,216,044
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/2035	2,750	2,981,907
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/2038	2,215	2,344,622
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(b)(c)	5.25%	07/01/2019	1,905	2,017,605
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(b)(c)	5.25%	07/01/2019	1,095	1,159,725
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/2040	4,340	4,771,396
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,955	6,447,717
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2032	3,050	3,402,732
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	3,500	3,881,955
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,210	2,516,019
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	4,000	4,471,800
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	5,000	5,877,150
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	11,080	12,570,925
Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2035	2,630	3,107,529
Series 2017, Various Purpose Unlimited Tax GO Bonds	4.00%	11/01/2047	2,000	2,126,160
Series 2017, Various Purpose Unlimited Tax GO Bonds(f)	5.00%	11/01/2047	6,595	7,836,377
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/2039	3,000	3,343,830
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(b)(c)	5.00%	01/01/2028	1,500	1,857,255
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	3,033,250
California State University; Series 2009 A, Systemwide RB(b)(c)	5.25%	05/01/2019	5,000	5,265,300
Series 2012 A, Systemwide RB(f)	5.00%	11/01/2037	2,010	2,256,527
Series 2015 A, Ref. RB	5.00%	11/01/2043	3,000	3,433,170
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(d)(e)	0.00%	08/01/2029	625	443,212
Compton (City of); Series 2009, Water RB	6.00%	08/01/2039	1,750	1,825,845
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/2027	1,000	1,139,790
Series 2013, Ref. Special Tax RB	5.00%	09/01/2029	1,720	1,943,686
Series 2013, Ref. Special Tax RB	5.00%	09/01/2032	1,000	1,120,970
Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS-AMBAC)(d)	5.00%	11/01/2025	2,000	2,006,080
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	1,845	1,847,712
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2039	4,420	1,981,000
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2048	2,860	875,160
East Bay Municipal Utility District (Green Bonds); Series 2017 A, Water System RB(f)	5.00%	06/01/2042	5,000	5,957,200
Series 2017 A, Water System RB(f)	5.00%	06/01/2045	5,000	5,943,400
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(b)(c)(f)	5.00%	06/01/2020	2,745	2,980,521
Eastern Municipal Water District; Series 2016 A, Ref. Sub. Water and Wastewater RB	5.00%	07/01/2045	2,000	2,328,340
Eden (Township of) Healthcare District; Series 2010, COP(b)(c)	6.00%	06/01/2020	1,500	1,661,355
Series 2010, COP(b)(c)	6.13%	06/01/2020	500	555,310
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2031	2,735	1,760,875
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2033	615	362,192
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. Special Tax RB	5.00%	09/01/2034	1,000	1,100,680
Fontana (City of) Successor Agency to the Redevelopment Agency; Series 2017 A, Ref. Tax Allocation RB	5.00%	10/01/2032	2,000	2,417,400
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds(b)(c)(f)	5.00%	08/01/2021	13,500	15,144,840

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB(b)(e)	0.00%	01/01/2027	$2,950	$2,431,803
Series 2015, Ref. CAB Toll Road RB(INS-AGM) (d)(e)	0.00%	01/15/2035	6,245	3,213,677
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. Special Tax RB	5.00%	09/01/2035	1,880	2,080,446
Series 2015, Ref. Special Tax RB	5.00%	09/01/2045	2,095	2,294,486
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN(g)	6.00%	10/01/2027	1,330	1,329,973
Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(b)(e)	0.00%	08/01/2029	85	65,033
Series 2009 A, Unlimited Tax CAB GO Bonds(INS-AGC) (d)(e)	0.00%	08/01/2029	665	468,878
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	7,960	7,959,841
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	10,290	10,290,000
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,000	3,450,720
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,805	2,071,689
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,200	2,512,268
Series 2017 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2028	1,000	1,176,790
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL)(d)(e)	0.00%	08/01/2024	3,000	2,571,180
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/2047	1,500	1,502,115
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/2036	10,000	2,966,900
Series 2007 C-2, Asset-Backed Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/2047	25,000	3,479,250
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2024	1,145	1,272,267
Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2025	500	556,290
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2025	355	399,773
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2026	400	448,408
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2027	325	361,952
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2028	350	385,892
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2029	705	775,345
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1) ; Series 2014, Special Tax RB	5.00%	09/01/2044	1,055	1,147,924
Series 2014, Special Tax RB	5.00%	09/01/2049	1,055	1,129,610
Irvine Ranch Water District; Series 2016, Special Assessment RB(f)	5.25%	02/01/2046	8,175	9,823,571
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, Special Tax RB	5.00%	09/01/2047	500	559,680
Irvine Unified School District; Series 2015, Ref. Special Tax RB (INS-BAM)(d)	5.00%	09/01/2038	1,500	1,692,855
La Quinta (City of) Successor Agency to the Redevelopment Agency (Areas No. 1 and 2); Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/2027	1,000	1,141,520
Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/2028	4,000	4,552,280
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB(b)(c)	6.88%	08/01/2019	575	625,019
Series 2009, Tax Allocation RB(b)(c)	6.88%	08/01/2019	425	461,971
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/2025	2,000	2,049,180
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/2040	1,590	1,714,640
Series 2015, Marina System RB	5.00%	05/15/2026	1,000	1,172,610
Series 2015, Marina System RB	5.00%	05/15/2045	2,635	2,902,979
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds(f)	5.00%	08/01/2031	11,625	13,041,971
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS-AMBAC)(d)	6.00%	11/01/2019	1,590	1,595,788
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. Special Tax RB	5.00%	09/01/2029	1,000	1,142,840
Series 2014, Ref. Special Tax RB	5.00%	09/01/2030	1,000	1,136,240

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB(b)(c)	5.13%	05/15/2018	$1,230	$1,251,796
Series 2010 A, Sr. RB(f)	5.00%	05/15/2035	6,000	6,457,620
Series 2010 D, Sr. RB(f)	5.25%	05/15/2033	10,000	10,864,900
Series 2017 A, Sub. RB(i)	5.00%	05/15/2037	1,500	1,754,595
Series 2017 A, Sub. RB(i)	5.00%	05/15/2042	1,000	1,164,350
Los Angeles (City of) Department of Water & Power; Series 2009 A, Water System RB	5.38%	07/01/2038	2,000	2,083,400
Series 2011 A, Power System RB(f)	5.00%	07/01/2022	9,200	10,268,948
Series 2011 A, Water System RB	5.25%	07/01/2039	2,000	2,223,900
Series 2012 A, Water System RB(f)	5.00%	07/01/2043	5,250	5,898,533
Series 2013 B, Waterworks RB	5.00%	07/01/2027	3,000	3,503,550
Los Angeles (City of); Series 2012 B, Ref. Sub. Wastewater System RB(f)	5.00%	06/01/2032	10,000	11,278,000
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(b)(c)(f)	5.00%	08/01/2018	8,000	8,197,520
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC)(d)(e)	0.00%	08/01/2026	1,200	933,636
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/2034	2,000	2,105,000
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds (INS-AGC)(d)	5.00%	01/01/2034	5,950	6,262,375
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,263,860
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/2044	4,000	4,460,840
Series 2017, Sub. RB(f)	5.00%	07/01/2047	6,035	7,120,998
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(d)(e)	0.00%	08/01/2034	850	466,063
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS-AMBAC)(d)	5.00%	11/01/2023	3,505	3,679,128
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds(b)(c)	5.25%	08/01/2019	1,000	1,061,340
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC)(d)(e)	0.00%	08/01/2031	2,000	1,255,200
Moreland School District (Crossover Series 14); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC)(d)(e)	0.00%	08/01/2029	1,250	879,325
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(g)	5.50%	03/01/2018	225	226,618
Series 2008 B, RB(g)	6.50%	03/01/2028	2,175	2,198,033
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2025	975	1,069,585
Series 2012, Ref. Special Tax RB	5.00%	09/01/2026	1,000	1,093,760
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM)(d)(e)	0.00%	09/01/2031	6,670	4,306,019
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB(b)(c)	7.00%	08/01/2021	750	893,145
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,911,582
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2039	1,500	1,737,150
Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS-AGM)(d)(e)	0.00%	08/01/2029	6,000	4,230,480
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2028	670	480,176
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(i)	5.00%	05/01/2028	3,000	3,371,160
Oakland Unified School District (County of Alameda); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2040	2,430	2,781,694
Orange (County of) Community Facilities District (No. 2004-1 Ladera Ranch); Series 2014 A, Ref. Special Tax RB	5.00%	08/15/2033	1,000	1,093,650
Series 2014 A, Ref. Special Tax RB	5.00%	08/15/2034	1,000	1,091,800
Orange (County of) Community Facilities District No. 2015-1 (Esencia Village); Series 2015 A, Special Tax RB	5.00%	08/15/2035	275	305,352
Series 2015 A, Special Tax RB	5.25%	08/15/2045	1,385	1,560,175

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Orange (County of) Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, Special Tax RB	5.00%	08/15/2046	$3,000	$3,341,910
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/2031	1,000	1,049,620
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(i)	5.45%	07/01/2020	195	195,059
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(i)	5.55%	07/01/2028	365	362,106
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(i)	6.00%	07/01/2018	55	55,064
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(i)	6.40%	07/01/2023	250	250,187
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(i)	6.50%	07/01/2027	325	325,179
Palomar Pomerado Health; Series 2009, COP(b)(c)	6.75%	11/01/2019	3,000	3,295,140
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS-NATL)(d)	5.50%	05/01/2019	430	443,717
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(d)(e)	0.00%	07/01/2049	8,440	2,389,533
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2032	1,425	1,561,914
Series 2012, Ref. Special Tax RB	5.00%	09/01/2037	1,500	1,629,540
Redding (City of); Series 2008 A, Electric System Revenue COP(b)(c)	5.00%	06/01/2018	420	427,799
Series 2008 A, Electric System Revenue COP(INS-AGM) (d)	5.00%	06/01/2027	305	310,527
Regents of the University of California; Series 2009 O, General RB(b)(c)(f)	5.25%	05/15/2019	7,500	7,903,275
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	245	257,995
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	425	447,542
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	830	874,629
Series 2013 AI, General RB(f)	5.00%	05/15/2038	6,000	6,815,040
Series 2016 L, Ref. Medical Center Pooled RB(f)	5.00%	05/15/2041	6,580	7,594,044
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,000	2,138,860
Riverside (City of); Series 2008 B, Water RB(INS-AGM) (d)	5.00%	10/01/2033	1,000	1,031,000
Series 2008 D, Electric RB(INS-AGM) (d)	5.00%	10/01/2028	2,085	2,146,841
Riverside (County of) Community Facilities District No. 07-2 (Clinton Keith); Series 2015, Special Tax Bonds	5.00%	09/01/2040	2,760	3,036,524
Series 2015, Special Tax Bonds	5.00%	09/01/2044	1,500	1,647,090
Riverside (County of) Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Tax Allocation RB (INS-BAM)(d)	5.00%	10/01/2035	1,370	1,597,804
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/2032	2,000	2,160,860
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2017 A, Special Tax RB (INS-BAM)(d)	5.00%	09/01/2041	1,650	1,885,653
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. Special Tax Bonds	5.00%	09/01/2038	1,660	1,832,225
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS-NATL)(d)(e)	0.00%	06/01/2020	975	890,770
Sacramento (City of) Municipal Utility District; Series 2008 U, Ref. Electric RB (INS-AGM)(d)(f)	5.00%	08/15/2026	10,000	10,264,300
Sacramento (City of) Municipal Utility District; Series 2008 U, Electric RB(INS-AGM) (d)(f)	5.00%	08/15/2024	4,960	5,092,134
Series 2008 U, Ref. Electric RB(b)(c)	5.00%	08/15/2018	385	395,202
Series 2008 U, Ref. Electric RB(INS-AGM) (d)	5.00%	08/15/2024	615	631,470
Series 2011 X, Ref. Electric RB(b)(c)	5.00%	08/15/2021	730	817,067
Series 2011 X, Ref. Electric RB	5.00%	08/15/2027	2,120	2,370,414
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/2026	1,500	1,689,015
Sacramento (County of); Series 2008 A, Sr. Airport System RB(INS-AGM) (d)	5.00%	07/01/2032	1,000	1,021,760
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	5,000	5,353,750
San Diego (City of) Association of Governments South Bay Expressway; Series 2017 A, Sr. Lien Toll RB	5.00%	07/01/2037	2,000	2,363,580
Series 2017 A, Sr. Lien Toll RB	5.00%	07/01/2042	2,750	3,239,830
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/2037	3,000	3,329,130

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Diego (City of) Public Facilities Financing Authority; Series 2009 B, Water RB(b)(c)	5.38%	08/01/2019	$5,000	$5,316,900
Subseries 2012 A, Ref. Water RB	5.00%	08/01/2032	5,000	5,644,900
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	2,175	2,183,809
San Diego (City of) Regional Building Authority (County Operations Center); Series 2016 A, RB	5.00%	10/15/2035	1,500	1,738,305
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	4,880	5,305,926
Series 2010 A, Sub. RB	5.00%	07/01/2040	2,500	2,717,525
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB(f)	5.00%	04/01/2048	7,020	7,944,043
San Diego (County of) Water Authority; Series 2008 A, COP(b)(c)	5.00%	05/01/2018	2,080	2,112,594
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(b)(c)(f)	5.25%	08/01/2019	5,000	5,310,950
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax GO Bonds	6.63%	07/01/2041	2,500	2,092,825
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/2040	4,000	4,266,080
Series 2011 C, Ref. Second Series RB(i)	5.00%	05/01/2023	3,000	3,306,510
Series 2011 F, Ref. Second Series RB(i)	5.00%	05/01/2025	5,000	5,490,000
Series 2011 G, Ref. Second Series Government Loan Program RB(b)(c)	5.25%	05/03/2021	2,170	2,437,474
Series 2011 G, Ref. Second Series Government Loan Program RB	5.25%	05/01/2028	830	925,110
Series 2017 A, RB(i)	5.25%	05/01/2042	2,000	2,373,660
San Francisco (City & County of) Airport Commission (San Francisco International Airport-SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS-AGM)(d)(i)	6.13%	01/01/2027	1,660	1,665,843
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(f)	5.00%	11/01/2036	6,300	7,047,306
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB(b)(c)	6.50%	02/01/2021	400	461,324
Series 2011 C, Tax Allocation RB(b)(c)	6.75%	02/01/2021	500	580,495
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, Tax Allocation RB	5.00%	08/01/2026	220	258,399
Series 2014 A, Tax Allocation RB	5.00%	08/01/2028	370	432,582
Series 2014 A, Tax Allocation RB	5.00%	08/01/2029	450	524,295
Series 2014 A, Tax Allocation RB	5.00%	08/01/2032	785	907,790
Series 2014 A, Tax Allocation RB	5.00%	08/01/2033	375	432,412
Series 2014 A, Tax Allocation RB	5.00%	08/01/2043	1,000	1,135,360
Series 2016 B, Tax Allocation RB(INS-NATL) (d)	5.00%	08/01/2043	1,980	2,262,071
Series 2016 C, Ref. Tax Allocation RB(INS-NATL) (d)	5.00%	08/01/2041	800	913,312
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2033	1,635	1,797,012
San Francisco (City of) Bay Area Rapid Transit District (Election of 2004); Series 2013 C, Unlimited Tax GO Bonds(f)	5.00%	08/01/2037	5,000	5,729,400
San Francisco (City of) Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, Unlimited Tax GO Bonds(f)	5.00%	08/01/2047	6,575	7,815,966
San Francisco (City of) Bay Area Rapid Transit District; Series 2010, Ref. RB	5.00%	07/01/2028	1,000	1,084,370
Series 2012 A, RB	5.00%	07/01/2036	9,000	10,157,850
San Francisco (City of) Utilities Commission; Series 2012, Water RB	5.00%	11/01/2036	5,000	5,585,000
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. Sr. Lien Toll Road RB	5.00%	01/15/2044	3,275	3,667,181
San Jose (City of) Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/2039	5,000	5,610,400
San Jose (City of); Series 2017 A, Ref. Airport RB(i)	5.00%	03/01/2047	4,970	5,723,551
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM)(d)(e)	0.00%	09/01/2032	1,000	628,070
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM)(d)	5.00%	08/01/2030	2,500	2,739,150
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS-NATL)(d)	5.60%	08/01/2023	1,260	1,343,210

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS-AGM)(d)(e)	0.00%	04/01/2036	$1,000	$491,820
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(b)(c)(f)	5.25%	05/15/2018	10,000	10,182,700
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.63%	09/01/2036	2,000	2,202,280
Series 2013, Special Tax RB	5.63%	09/01/2043	3,000	3,300,960
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB(b)(c)	5.13%	08/01/2018	1,500	1,538,265
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/2036	7,000	2,478,000
Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds(INS-AGM) (d)(e)	0.00%	08/01/2028	1,520	1,108,977
Series 2007 C, Unlimited Tax CAB GO Bonds(INS-AGM) (d)(e)	0.00%	08/01/2029	5,000	3,501,150
Series 2007 C, Unlimited Tax CAB GO Bonds(INS-AGM) (d)(e)	0.00%	08/01/2030	1,210	814,645
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2028	750	831,457
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2029	900	993,348
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2030	1,000	1,101,470
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2032	1,680	1,840,457
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2033	1,000	1,093,650
South Orange (County of) Public Financing Authority; Series 1999, Special Assessment RB (INS-AGM)(d)	5.80%	09/02/2018	900	909,963
Southern California Metropolitan Water District; Series 2009 B, Ref. RB(f)	5.00%	07/01/2027	7,825	8,247,081
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011 1, RB(f)	5.25%	07/01/2031	2,850	3,205,794
Series 2011-1, RB(f)	5.25%	07/01/2029	2,850	3,193,140
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	1,640	1,644,034
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,730	8,742,746
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements - East); Series 2012 B, Special Tax RB	5.25%	09/01/2042	1,500	1,582,695
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB(b)(c)	5.00%	04/01/2021	3,500	3,887,380
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB (INS-BAM)(d)	5.00%	09/01/2038	7,000	7,919,170
Twin Rivers Unified School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds(b)(c)	5.00%	08/01/2018	1,000	1,024,690
Vernon (City of); Series 2009 A, Electric System RB(b)(c)	5.13%	08/01/2019	630	657,380
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,470	1,552,202
West Basin Municipal Water District; Series 2008 B, Ref. COP(b)(c)	5.00%	08/01/2018	1,640	1,679,950
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL)(d)(e)	0.00%	08/01/2025	5,000	4,041,000
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2032	9,370	5,586,019
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds(INS-AGM) (d)(e)	0.00%	08/01/2022	2,655	2,415,466
Series 2008 C, Unlimited Tax GO Bonds(b)(c)(f)	5.00%	08/01/2018	16,000	16,395,040
				1,003,824,567

Guam–4.08%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB(b)(c)	5.38%	12/01/2019	3,150	3,382,187
Series 2009 A, Limited Obligation RB(b)(c)	5.63%	12/01/2019	595	641,761
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2031	4,000	4,469,240
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(i)	6.38%	10/01/2043	3,000	3,406,980
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB(INS-AGM) (d)	5.00%	10/01/2026	2,500	2,781,125
Series 2012 A, Ref. RB(INS-AGM) (d)	5.00%	10/01/2027	1,500	1,664,880
Series 2012 A, Ref. RB(INS-AGM) (d)	5.00%	10/01/2030	4,000	4,417,240

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)

Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2035	$1,800	$1,949,058
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	3,000	3,209,820
				25,922,291

Puerto Rico–0.28%
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL)(d)(e)	0.00%	08/01/2044	9,450	1,797,012

Virgin Islands–1.00%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	1,720	1,496,400
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	2,280	1,248,300
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,665	1,011,487
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	750	455,622
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(g)	5.00%	09/01/2033	2,000	2,152,600
				6,364,409
TOTAL INVESTMENTS IN SECURITIES(k)–163.26% (Cost $963,532,192)				1,037,908,279
FLOATING RATE NOTE OBLIGATIONS–(31.93)%
Notes with interest and fee rates ranging from 1.31% to 1.67% at 11/30/2017 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056 (See Note 1D)(l)				(202,995,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.76)%				(208,259,834)
OTHER ASSETS LESS LIABILITIES–1.43%				9,103,767
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$635,757,212

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CAB	—Capital Appreciation Bonds
COP	—Certificates of Participation
GO	—General Obligation
INS	—Insurer
LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corp.
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $28,734,926, which represented 4.52% of the Trust’s Net Assets.
(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.
(i)	Security subject to the alternative minimum tax.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.1%
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Trust’s investments with a value of $323,881,153 are held by TOB Trusts and serve as collateral for the $202,995,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco California Value Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies

Invesco California Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco California Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco California Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.